Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
Note
3.
Recent Accounting Pronouncements

Adopted Accounting Standards

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases
(“ASU
2016
-
02”
). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement as either rental expense for operating leases and depreciation and interest expense for finance leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. On
January 1, 2019,
the Company adopted ASU
2016
-
02
under the modified retrospective method with the available practical expedients. As a result of adoption, on
January 1, 2019,
the Company recorded a ROU asset and related lease liability of approximately
$1.7
million for its existing golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases (See Note
7
).

In
June 2016,
the FASB issued ASU
2016
-
13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016
-
13”
), which introduced an approach to estimate credit losses on certain types of financial instruments, including trade receivables, based on expected losses. ASU
2016
-
13,
which is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019,
required companies to make a cumulative-effect adjustment to retained earnings as of
January 1, 2020.
The Company adopted ASU
2016
-
13
effective
January 1, 2020.
The adoption of ASU
2016
-
13
did
not
have an impact on the Company's financial position or results of operations (See Note
5
).